Other disclosures - Supervisory Board Remuneration (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Remuneration
Supervisory Board share-based compensation	€ 0	€ 0
Supervisory Board
Remuneration
Remuneration	503,500	480,500
Supervisory Board | Prof. Dr. Iris Lw-Friedrich
Remuneration
Remuneration	150,000.0	113,600
Supervisory Board | Roland Sackers
Remuneration
Remuneration	95,000.0	90,500
Supervisory Board | Dr. Mario Polywka
Remuneration
Remuneration	60,000.0	55,500
Supervisory Board | Dr. Elaine Sullivan
Remuneration
Remuneration	65,300	60,000.0
Supervisory Board | Kasim Kutay
Remuneration
Remuneration	28,400	60,000.0
Supervisory Board | Dr. Constanze Ulmer-Eilfort
Remuneration
Remuneration	73,200	32,700
Supervisory Board | Prof. Dr. Wolfgang Plischke
Remuneration
Remuneration		68,200
Supervisory Board | Camilla Macapili Languille
Remuneration
Remuneration	31,600
Supervisory Board | Members of Supervisory Board
Remuneration
Remuneration	50,000	50,000
Supervisory Board | Chairperson of Supervisory Board
Remuneration
Remuneration	125,000	125,000
Supervisory Board | Deputy Chairperson of Supervisory Board
Remuneration
Remuneration	60,000	60,000
Supervisory Board | Members of Supervisory Board committees
Remuneration
Remuneration	10,000	10,000
Supervisory Board | Chairperson of Supervisory Board committee
Remuneration
Remuneration	€ 25,000	€ 25,000